UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30,2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.

U.S GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2004

U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.6%
$3,014,265	Bear Stearns Alternate-A Trust, Series 2003-4, Class 2A1, 1.935% due 2/25/34 (a)	$3,016,156
	Countrywide Home Loans:
2,904,022	Series 2003-HYB1, Class 1A1, 3.811% due 5/19/33 (a)	2,887,339
4,547,829	Series 2003-J10, Class 1A2, 5.250% due 11/25/33	4,688,948
8,748,626	FHLMC Structured Pass-Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43	9,251,672
	FNMA Whole Loan:
12,500,000	Series 2003-W6, Class 1A31, 4.243% due 10/25/42 (b)	12,617,341
5,000,000	Series 2003-W12, Class 2A4, 3.350% due 6/25/43	4,967,141
995,879	Series 2003-W14, Class 1A1, 1.950% due 9/25/43	994,934
3,521,947	Series 2003-W15, Class 3A, 4.008% due 12/25/42 (a)	3,646,430
2,452,397	Series 2003-W19, Class 2A, 4.022% due 6/25/33 (a)	2,531,458
3,980,473	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 2.000% due 11/25/34 (a)	3,980,473
2,758,360	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 2.115% due 12/25/33 (a)	2,763,604
2,614,003	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 1.955% due 1/25/33 (a)	2,620,027
1,614,154	Structured Asset Securities Corp., Series 2003-31A, Class 2A3, 2.050% due 10/25/33	1,610,555
1,410,377	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7, 4.210% due 6/25/33	1,411,030

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $57,418,457)	56,987,108

U.S. GOVERNMENT AGENCY OBLIGATIONS- 86.5%
4,600,000	Federal Home Loan Bank, 5.125% due 3/6/06 (b)	4,767,371
	FHLMC:
1,136,919	7.000% due 2/1/16 (c)	1,206,273
3,643,535	6.500% due 1/1/32 (b)(c)	3,844,025
2,389,960	6.241% due 2/1/32	2,432,678
2,192,433	5.689% due 5/1/32	2,243,747
13,996,631	6.000% due 3/1/33 (b)(c)	14,545,085
	Gold:
10,750,000	5.000% due 10/15/34 (d)	10,645,854
19,000,000	5.500% due 10/15/34 (d)	19,261,250
10,000,000	6.000% due 10/15/34 (d)	10,328,120
15,500,000	6.500% due 10/15/34 (d)	16,260,461
	FNMA:
2,750,840	4.160% due 6/1/33	2,788,748
6,654,988	4.545% due 5/1/33 (b)	6,778,491
6,847,779	4.661% due 1/1/33 (b)	6,948,561
3,923,635	4.678% due 2/1/33	4,001,062
4,766,746	4.886% due 2/1/33 (b)	4,888,985
3,451,990	4.900% due 4/1/33	3,495,952
10,345,309	5.000% due 3/1/34	10,266,145
1,296,023	5.500% due 11/1/16 (c)	1,343,328
5,000,000	5.500% due 10/15/19 (d)	5,167,190

See Notes to Schedules of Investments.

U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS - 86.5% (continued)
$ 10,000,000	6.000% due 10/15/19 (d)	$10,478,120
2,089,292	7.000% due 4/1/32 (c)	2,217,424
1,791,767	5.520% due 6/1/32	1,830,920
10,948,305	6.000% due 6/1/32 (c)	11,404,134
9,415,786	6.500% due 12/1/32 (b)(c)	9,886,382
40,000,000	5.500% due 10/15/34 (d)	40,537,520
1,400,000	6.000% due 10/15/34 (d)	1,448,125
11,500,000	7.000% due 10/15/34 (d)	12,193,588
	GNMA:
4,330,818	7.000% due 11/15/31 (c)	4,623,255
1,226,516	7.500% due 2/15/32 (c)	1,321,664
10,832,437	6.500% due 10/15/32 (c)	11,444,782
7,299,421	6.000% due 11/15/32	7,582,026
16,700,000	GNMA I Single Family, 5.000% due 10/15/34 (d)	16,611,289
	GNMA II Single Family:
7,500,000	5.000% due 10/15/34 (d)	7,440,234
10,000,000	5.500% due 10/15/34 (d)	10,157,813

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $276,518,654)	280,390,602

U.S. TREASURY OBLIGATIONS - 2.6%
	U.S. Treasury Notes:
3,900,000	3.250% due 1/15/09	3,903,050
3,000,000	4.000% due 6/15/09 (e)	3,088,362
1,500,000	4.250% due 8/15/13	1,522,911

	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $8,307,074)	8,514,323

	SUB-TOTAL INVESTMENTS - 106.7% (Cost - $342,244,185)	345,892,033

REPURCHASE AGREEMENT (b) - 42.7%
138,597,000	Bank of America dated 9/30/04, 1.830%, due 10/1/04; Proceeds at maturity - $138,604,045; (Fully collateralized by U.S. Government Agency Obligations, zero coupon to 6.625% due 2/14/05 to 10/15/11; Market value - $141,368,940) (Cost - $138,597,000)	138,597,000

	TOTAL INVESTMENTS - 149.4% (Cost- $480,841,185*)	484,489,033
	Liabilities in Excess of Other Assets - (49.4)%	(160,230,769)

	TOTAL NET ASSETS - 100.0%	$324,258,264

(a)	Variable rate security.
(b)	All or a portion of this security is segregated for open futures contracts and/or collateral for mortgage dollar roll transactions.
(c)	Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
(d)	Security acquired under mortgage dollar roll agreement.
(e)	All or a portion of this security is held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association

See Notes to Schedules of Investments.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The U.S. Government Securities Fund (“Fund”), a separate investment fund of the Smith Barney Funds, Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – U.S government agencies and obligations are valued at the mean between the bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts - The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to the Schedule of Investments (unaudited)

(continued)

(d) Securities Traded on a To-Be-Announced Basis - The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, for example the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls - The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(f) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,817,690
Gross unrealized depreciation	(1,169,842)

Net unrealized appreciation	$3,647,848

Notes to the Schedule of Investments (unaudited)

(continued)

At September 30, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gains
Contracts to Buy:
5-Year U.S Treasury Note	260	12/04	$28,676,099	$28,795,000	$118,901

During the quarter ended September 30, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,176,562,392.

ITEM	2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

By	/s/ Robert J. Brautt
Robert J. Brautt
Chief Financial Officer

Date	November 26, 2004